Form N-1A Cover	Dec. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2023
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Emerging Markets Equity Portfolio
Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement US Small Cap Equity Select Portfolio

Supplement to Current Prospectus